TAXATION - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Tax holiday effect	¥ 141,554	¥ 108,213	¥ 31,394
Basic net income per share effect	¥ 0.04	¥ 0.05	¥ 0.02
Diluted net income per share effect	¥ 0.04	¥ 0.05	¥ 0.02